Vessel revenue - Narrative (Details) - vessel	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Number of vessels that earned revenue in long-term contracts	15	2
Variability of lease revenue	100.00%